T. ROWE PRICE Target 2050 Fund
February 28, 2021 (Unaudited)

Portfolio of Investments
(1)
$ Value
5/31/20
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/21
(Cost and value in $000s) (1)
BOND MUTUAL FUNDS 10.0%
T. Rowe Price Funds:
New Income Fund  7,643 2,102 582 942,755 9,183
International Bond Fund (USD
Hedged)  2,640 656 201 308,571 3,141
U.S. Treasury Long-Term Index
Fund  1,828 1,526 225 214,723 2,444
Dynamic Global Bond Fund  1,713 397 131 204,615 2,054
Emerging Markets Bond Fund  1,369 265 558 108,817 1,213
High Yield Fund  1,221 286 635 145,712 966
Floating Rate Fund  616 137 96 72,445 693
Total Bond Mutual Funds (Cost $19,679) 19,694
EQUITY MUTUAL FUNDS 88.8%
T. Rowe Price Funds:
Value Fund  22,919 8,761 2,421 883,321 38,584
Growth Stock Fund (2) 27,139 6,653 6,210 349,363 34,737
Equity Index 500 Fund  10,488 5,085 2,400 156,640 15,794
International Value Equity Fund  9,086 3,025 918 965,794 14,274
Overseas Stock Fund  9,391 2,650 1,301 1,105,871 13,746
International Stock Fund  8,945 2,530 789 628,072 13,560
Emerging Markets Stock Fund  5,814 1,358 1,639 141,487 8,012
Mid-Cap Growth Fund  5,278 1,444 514 66,072 7,630
Mid-Cap Value Fund  4,412 1,352 444 218,798 7,026
Small-Cap Stock Fund  3,023 1,122 599 73,406 4,995
New Horizons Fund (2) 4,073 1,219 1,063 59,002 4,895
Small-Cap Value Fund  2,712 778 273 81,525 4,723
Real Assets Fund  2,472 1,313 227 331,189 4,292
U.S. Large-Cap Core Fund  587 1,308 108 67,620 2,092
Emerging Markets Discovery
Stock Fund  50 1,636 68 123,243 1,921
Total Equity Mutual Funds (Cost $134,921) 176,281

T. ROWE PRICE Target 2050 Fund

$ Value
5/31/20
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/21
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 1.3%
T. Rowe Price Funds:
U.S. Treasury Money Fund,
0.09% (3) 1,456 6,507 5,312 2,650,952 2,651
Total Short-Term Investments (Cost $2,651) 2,651
Total Investments in Securities 100.1%
(Cost $157,251) $ 198,626
Other Assets Less Liabilities (0.1)% (112)
Net Assets 100.0% $ 198,514
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Target 2050 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2021.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund $ — $ 75 $ 37
Emerging Markets Bond Fund (34) 137 56
Emerging Markets Discovery Stock Fund 5 303 11
Emerging Markets Stock Fund 49 2,479 84
Equity Index 500 Fund 200 2,621 183
Floating Rate Fund (4) 36 23
Growth Stock Fund 1,778 7,155 —
High Yield Fund 4 94 58
International Bond Fund (USD Hedged) 11 46 42
International Stock Fund 133 2,874 131
International Value Equity Fund (72) 3,081 310
Mid-Cap Growth Fund 329 1,422 12
Mid-Cap Value Fund 129 1,706 99
New Horizons Fund 711 666 —
New Income Fund 78 20 169
Overseas Stock Fund (73) 3,006 251
Real Assets Fund (7) 734 74
Small-Cap Stock Fund 103 1,449 25
Small-Cap Value Fund 48 1,506 35
U.S. Large-Cap Core Fund 9 305 18
U.S. Treasury Long-Term Index Fund 359 (685) 30
Value Fund 487 9,325 502
U.S. Treasury Money Fund, 0.09% — — 5
Totals $ 4,243# $ 38,355 $ 2,155+
`0.00 `0.00 `0.00
# Capital gain distributions from mutual funds represented $3,797 of the net realized gain (loss).
+ Investment income comprised $2,155 of income distributions from underlying Price Funds.

T. ROWE PRICE Target 2050 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Target 2050 Fund (the fund) is registered under the Investment Company
Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange
(NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying
Price Funds are valued at their closing net asset value per share on the day of valuation.
The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of
Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the service and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Target 2050 Fund

Level 2 -  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 - unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On February 28, 2021, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
F198-054Q3 02/21